COMMITMENTS AND CONTINGENCIES - Rent Expense (Details) (USD $) In Thousands, unless otherwise specified	4 Months Ended	12 Months Ended		9 Months Ended
	Dec. 28, 2012	Dec. 26, 2014	Dec. 27, 2013	Sep. 07, 2012
Successor
Operating Leased Assets [Line Items]
Rent expense	$ 11,655	$ 46,628	$ 44,890
Predecessor
Operating Leased Assets [Line Items]
Rent expense				$ 25,541